Nature of cost and expense (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Direct cost	$ 1,090,286,882	$ 1,188,930,623	$ 1,014,092,586
Personnel expense (1)	345,543,898	348,721,273	315,031,683
Transportation and distribution	332,820,614	379,499,418	328,884,421
Advertising and promotion	139,205,727	141,408,476	145,313,306
Depreciation and amortization	126,119,198	126,497,493	124,116,739
Materials and maintenance	75,253,468	75,247,644	65,544,522
Energy	36,071,907	56,131,568	36,943,054
Leases (2)	23,725,453	23,280,218	17,572,118
Others expenses (3)	147,665,534	145,571,745	128,141,441
Total	$ 2,316,692,681	$ 2,485,288,458	$ 2,175,639,870